INCOME TAX - Provision and Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for income taxes
Current tax (benefit) expense	$ 2.4	$ 3.6	$ 3.6
Deferred tax (benefit)/expense	(2.9)	(1.5)	(2.5)
Income tax expense	(0.5)	2.1	1.1
Components of net income before income taxes
Loss before income tax expense	$ (394.0)	$ (339.4)	$ (178.9)
Netherlands.
INCOME TAX
Income tax rate (as a percent)	25.80%	25.80%	25.80%
Netherlands
Provision for income taxes
Current tax (benefit) expense	$ (2.0)
Components of net income before income taxes
Loss before income tax expense	(312.1)	$ (193.4)	$ (64.3)
Other
Provision for income taxes
Current tax (benefit) expense	4.4	3.6	3.6
Deferred tax (benefit)/expense	(2.9)	(1.5)	(2.5)
Components of net income before income taxes
Loss before income tax expense	$ (81.9)	$ (146.0)	$ (114.6)